Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 11,683,301	$ 1,489,836	$ 11,484,657
Less: accumulated depreciation	(4,795,941)	(611,571)	(3,846,824)
Exchange difference	(186,761)	(23,802)	(200,602)
Property and equipment, net	6,700,699	854,463	7,437,231
Furniture, fixtures, and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	3,823,498	487,566	3,726,179
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 7,859,803	$ 1,002,270	$ 7,758,478